Expenses by Nature - Summary of Expenses by Nature (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Expense [line items]
Impairment charge on intangible assets	₨ 851	₨ 1,155	₨ 1,701
Gain on sale of immovable properties.			(2,357)
Contingent consideration	(49)	169	₨ 1,300
Net of insurance claim received		1,805
Gain on lease hold rights of land, building and other assets		₨ (885)
Gain ontransfer of building	(405)
Gratuity and remeasurement of leave encashment	₨ 2,756